KEY MANAGEMENT PERSONNEL'S REMUNERATION - Directors' remuneration (Details) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥) option	Dec. 31, 2016 CNY (¥) option	Dec. 31, 2015 CNY (¥) option
Disclosure of transactions between related parties [line items]
Pension scheme contributions		¥ 651,000	¥ 695,000	¥ 613,000
Directors [member]
Disclosure of transactions between related parties [line items]
Fees	[1]	3,592	3,538	3,324
Salaries, allowances and benefits in kind	[1]	343	278	340
Performance related bonuses	[1]	617	986	940
Pension scheme contributions		228	188	234
Total paid/payable during the year		¥ 4,780	¥ 4,990	¥ 4,838
Number of directors exercising any share option | option		0	0	0
Number of new share option was granted to Directors in respect of their services to the Group under the applicable share option schemes of the Company | option		0	0	0
Executive directors [member]
Disclosure of transactions between related parties [line items]
Fees	[1]	¥ 0	¥ 0	¥ 0
Salaries, allowances and benefits in kind	[1]	343	186	340
Performance related bonuses	[1]	617	532	940
Pension scheme contributions		228	129	234
Total paid/payable during the year		1,188	847	1,514
Executive directors [member] | Li Fanrong [member]
Disclosure of transactions between related parties [line items]
Fees	[1],[2]		0	0
Salaries, allowances and benefits in kind	[1],[2]		92	170
Performance related bonuses	[1],[2]		454	470
Pension scheme contributions	[2]		59	117
Total paid/payable during the year	[2]		605	757
Executive directors [member] | Wu Guangqi [member]
Disclosure of transactions between related parties [line items]
Fees	[1],[3],[4]			0
Salaries, allowances and benefits in kind	[1],[3],[4]			170
Performance related bonuses	[1],[3],[4]			470
Pension scheme contributions	[3],[4]			117
Total paid/payable during the year	[3],[4]			757
Executive directors [member] | Yang Hua [member]
Disclosure of transactions between related parties [line items]
Fees	[1],[2],[5],[6]		0
Salaries, allowances and benefits in kind	[1],[2],[5],[6]		0
Performance related bonuses	[1],[2],[5],[6]		0
Pension scheme contributions	[2],[5],[6]		0
Total paid/payable during the year	[2],[5],[6]		0
Executive directors [member] | Yuan Guangyu [member]
Disclosure of transactions between related parties [line items]
Fees	[1],[2],[7]	0	0
Salaries, allowances and benefits in kind	[1],[2],[7]	197	94
Performance related bonuses	[1],[2],[7]	455	78
Pension scheme contributions	[2],[7]	134	70
Total paid/payable during the year	[2],[7]	786	242
Executive directors [member] | Xu Keqiang [member]
Disclosure of transactions between related parties [line items]
Fees	[1],[8]	0
Salaries, allowances and benefits in kind	[1],[8]	146
Performance related bonuses	[1],[8]	162
Pension scheme contributions	[8]	94
Total paid/payable during the year	[8]	402
Non-executive directors [member]
Disclosure of transactions between related parties [line items]
Fees	[1]	0	0	0
Salaries, allowances and benefits in kind	[1]	0	92	0
Performance related bonuses	[1]	0	454	0
Pension scheme contributions		0	59	0
Total paid/payable during the year		0	605	0
Non-executive directors [member] | Wu Guangqi [member]
Disclosure of transactions between related parties [line items]
Fees	[1],[3],[4]	0	0
Salaries, allowances and benefits in kind	[1],[3],[4]	0	92
Performance related bonuses	[1],[3],[4]	0	454
Pension scheme contributions	[3],[4]	0	59
Total paid/payable during the year	[3],[4]	0	605
Non-executive directors [member] | Wang Yilin [member]
Disclosure of transactions between related parties [line items]
Fees	[1],[6]			0
Salaries, allowances and benefits in kind	[1],[6]			0
Performance related bonuses	[1],[6]			0
Pension scheme contributions	[6]			0
Total paid/payable during the year	[6]			0
Non-executive directors [member] | Yang Hua [member]
Disclosure of transactions between related parties [line items]
Fees	[1],[2],[5],[6]	0		0
Salaries, allowances and benefits in kind	[1],[2],[5],[6]	0		0
Performance related bonuses	[1],[2],[5],[6]	0		0
Pension scheme contributions	[2],[5],[6]	0		0
Total paid/payable during the year	[2],[5],[6]	0		0
Non-executive directors [member] | Lv Bo [member]
Disclosure of transactions between related parties [line items]
Fees	[1],[4]		0	0
Salaries, allowances and benefits in kind	[1],[4]		0	0
Performance related bonuses	[1],[4]		0	0
Pension scheme contributions	[4]		0	0
Total paid/payable during the year	[4]		0	0
Non-executive directors [member] | Wang Jiaxiang [member]
Disclosure of transactions between related parties [line items]
Fees	[1],[9]			0
Salaries, allowances and benefits in kind	[1],[9]			0
Performance related bonuses	[1],[9]			0
Pension scheme contributions	[9]			0
Total paid/payable during the year	[9]			0
Non-executive directors [member] | Liu Jian [member]
Disclosure of transactions between related parties [line items]
Fees	[1],[10]	0	0
Salaries, allowances and benefits in kind	[1],[10]	0	0
Performance related bonuses	[1],[10]	0	0
Pension scheme contributions	[10]	0	0
Total paid/payable during the year	[10]	0	0
Independent non-executive directors [member]
Disclosure of transactions between related parties [line items]
Fees	[1]	3,592	3,538	3,324
Salaries, allowances and benefits in kind	[1]	0	0	0
Performance related bonuses	[1]	0	0	0
Pension scheme contributions		0	0	0
Total paid/payable during the year		3,592	3,538	3,324
Independent non-executive directors [member] | Chiu Sung Hong [member]
Disclosure of transactions between related parties [line items]
Fees	[1]	972	957	899
Salaries, allowances and benefits in kind	[1]	0	0	0
Performance related bonuses	[1]	0	0	0
Pension scheme contributions		0	0	0
Total paid/payable during the year		972	957	899
Independent non-executive directors [member] | Lawrence J. Lau [member]
Disclosure of transactions between related parties [line items]
Fees	[1]	824	812	763
Salaries, allowances and benefits in kind	[1]	0	0	0
Performance related bonuses	[1]	0	0	0
Pension scheme contributions		0	0	0
Total paid/payable during the year		824	812	763
Independent non-executive directors [member] | Tse Hau Yin, Aloysius [member]
Disclosure of transactions between related parties [line items]
Fees	[1]	972	957	899
Salaries, allowances and benefits in kind	[1]	0	0	0
Performance related bonuses	[1]	0	0	0
Pension scheme contributions		0	0	0
Total paid/payable during the year		972	957	899
Independent non-executive directors [member] | Kevin G. Lynch [member]
Disclosure of transactions between related parties [line items]
Fees	[1]	824	812	763
Salaries, allowances and benefits in kind	[1]	0	0	0
Performance related bonuses	[1]	0	0	0
Pension scheme contributions		0	0	0
Total paid/payable during the year		¥ 824	¥ 812	¥ 763

[1]	Fees, salaries, allowances, benefits in kind and performance related bonuses represent the gross amount (before applicable individual salary tax) paid/payable to individual directors.
[2]	On 15 June 2016, Mr. Yang Hua was re-designated as an Executive Director and appointed as the Chief Executive Officer of the Company. Mr. Yuan Guangyu was appointed as an Executive Director and the President of the Company. Mr. Li Fanrong resigned as an Executive Director, the Chief Executive Officer and the President of the Company.
[3]	On 15 June 2016, Mr. Wu Guangqi was re-designated as a Non-executive Director of the Company and resigned as the Compliance Officer of the Company.
[4]	On 20 December 2016, Mr. Wu Guangqi was appointed as a member of the Remuneration Committee of the Company. Mr. Lv Bo resigned as a Non-executive Director and a member of the Remuneration Committee of the Company.
[5]	On 18 April 2017, Mr. Yang Hua was re-designated as a Non-executive Director of the Company. Mr. Yang Hua resigned as the Chief Executive Officer of the Company and he remains as the Chairman of the Board.
[6]	On May 19, 2015, Mr. Yang Hua was appointed as Chairman of the Board and Chairman of the Nomination Committee of the Company and has no longer served as Vice-chairman of the Board. Mr. Wang Yilin resigned as Chairman of the Board, Chairman of the Nomination Committee and Nnon-executive ddirector of the Company.
[7]	On 18 April 2017, Mr. Yuan Guangyu was appointed as the Chief Executive Officer of the Company. Mr. Yuan Guangyu resigned as the President of the Company.
[8]	On 18 April 2017, Mr. Xu Keqiang was appointed as an Executive Director and the President of the Company.
[9]	On September 23, 2015, Mr. Wang Jiaxiang retired as a non-executive director of the Company.
[10]	On 20 December 2016, Mr. Liu Jian was appointed as the Vice Chairman and a Non-executive Director of the Company.